Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Detail)	3 Months Ended
Mar. 31, 2018
Effective Income Tax Rate Continuing Operations Tax Rate Reconciliation [Abstract]
Income tax provisions at the federal statutory rate	34.00%
Effect of operating losses	(34.00%)
Effective income tax rate	0.00%